Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equipment
Equipment

Note 3 – Equipment

At June 30, 2024 and December 31, 2023, equipment consisted of the following:

	June 30,	December 31,
	2024	2023
Cost:
Furniture and equipment	$9,366	$9,365
Less: accumulated depreciation	(3,001)	(2,066)
Property and equipment, net	$6,365	$7,299

For the three and six months ended June 30, 2024 and 2023, depreciation consists of:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Depreciation	$274	$267	$934	$531

Note 5 – Equipment, net

At December 31, 2023 and 2022, equipment consisted of the following:

	December 31,	December 31,
	2023	2022
Cost:
Furniture and equipment	$9,365	$5,350
Less: accumulated depreciation	(2,066)	(803)
Property and equipment, net	$7,299	$4,547

During the years ended December 31, 2023 and 2022, the Company recorded depreciation of $1,263 and $15,862, respectively.